Financial risk management and impairment of financial assets	6 Months Ended
Jun. 30, 2025
Financial risk management and impairment of financial assets
Financial risk management and impairment of financial assets

16Financial risk management and impairment of financial assets

The Group’s activities expose it to a variety of financial risks including market risk, credit risk, foreign exchange risk and liquidity risk.

Credit risk

Credit risk is the risk of financial loss to the Group if a counterparty to a financial instrument fails to meet its contractual obligations, arising principally from prepayments to suppliers and deposits with the Group’s bank.

Also included in Restricted cash is £1,700 thousand deemed to be restricted as at June 30, 2025, in relation to rent guarantees.

The carrying amount of financial assets represents the maximum credit exposure. Therefore, the maximum exposure to credit risk at the balance sheet date was £499 thousand (December 31, 2024: £634 thousand) being the total of the carrying amount of financial assets, including contractual receivables but excluding R&D tax credits receivables and cash.

The allowance account of trade receivables is used to record impairment losses unless the Group is satisfied that no recovery of the amount owing is possible; at that point the amounts considered irrecoverable are written off against the trade receivables directly. The Group provides for impairment losses based on estimated irrecoverable amounts determined by reference to specific circumstances and the experience of management of debtor default in the industry.

On that basis, the loss allowance as at June 30, 2025 and December 31, 2024 was determined as £nil for trade receivables.

Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices will affect the Group’s financial position. The Group’s principal exposure to market risk is exposure to foreign exchange rate fluctuations. There are currently no currency forwards, options, or swaps to hedge this exposure.

16Financial risk management and impairment of financial assets (continued)

Foreign exchange risk

The Group is exposed to foreign exchange risk arising from exposure to various currencies in the ordinary course of business. The Group holds cash in USD, EUR and GBP. The majority of the Group’s trading costs are in GBP; however, the Group also has supply contracts denominated in USD and EUR. The Group holds sufficient cash in USD, EUR and GBP to satisfy its trading costs in each of these currencies. An 8-percentage point decrease in GBP to USD exchange rate would decrease profit for the six months ended June 30, 2025, by £25,371 thousand and increase other comprehensive income for the six months ended June 30, 2025, by £6,360 thousand. The Group may be exposed to material foreign exchange risk in subsequent periods or years because of the significance of the USD denominated Convertible Senior Secured Notes relative to USD deposits and cash held ($34,881 thousand at June 30, 2025), which are expected to fluctuate as expenses are incurred and whilst future funding is secured.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Group’s management uses short and long-term cash flow forecasts to manage liquidity risk. Forecasts are supplemented by sensitivity analysis which is used to assess funding adequacy for at least a 12-month period. The Company manages its cash resources to ensure it has sufficient funds to meet all expected demands as they fall due. Please see note 2 for further details.

Maturity analysis

		Between 2 and 5	After more than
June 30, 2025	Within 1 year	years	5 years	Total
	£ 000	£ 000	£ 000	£ 000
Trade and other payables	14,458	3,649	—	18,107
Lease liabilities	831	1,241	411	2,483
Convertible senior secured notes	—	100,995	—	100,995
	15,289	105,885	411	121,585

December 31, 2024
Trade and other payables	15,585	3,991	—	19,576
Lease liabilities	705	1,409	496	2,610
Convertible senior secured notes	—	103,915	—	103,915
	16,290	109,315	496	126,101

Capital management

The Group’s objective when managing capital is to ensure the Group continues as a going concern and grows in a sustainable manner. Given the ongoing development of its aircraft and technologies with minimal revenues, the Group relies on funding raised from the Business Combination transaction and other equity investors. Cash flow forecasting is performed on a regular basis which includes rolling forecasts of the Group’s liquidity requirements to ensure that the Group has sufficient cash to meet operational needs.